Note 11 - Other Liabilities	12 Months Ended
Dec. 31, 2014
Other Liabilities and Financial Instruments Subject to Mandatory Redemption [Abstract]
Other Liabilities Disclosure [Text Block]
11.	OTHER LIABILITIES

The components of other liabilities are as follows:

	2014	2013
(Dollar amounts in thousands)
Accrued interest payable	$315	$364
Supplemental Executive Retirement Plan	828	727
Accrued salary expense	609	580
Other	368	692

Total	$2,120	$2,363